3. PROPERTY AND EQUIPMENT (December 2016 Note)	12 Months Ended
Dec. 31, 2016
Property and Equipment
PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2016

				Estimated
		Accumulated	Net Book	Useful Life
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	11,385	$2,366	3 Years
Software (Video System)	19,061	19,061	–	5 Years
Construction in Process	873,111		873,111
	$905,923	30,446	$875,477

Property and equipment consist of the following at December 31, 2015:

				Estimated
		Accumulated	Net Book	Useful
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	9,085	$4,666	3 Years
Software (Video System)	19,061	17,154	1,907	5 Years
Construction in Process	970,847		970,847
	$1,003,659	26,239	$977,420

Depreciation expense for the years ended December 31, 2016 and 2015 was $4,207 and $7,219, respectively. The Baha Mar assets under construction were deemed to be impaired due to the uncertainty regarding completion of the resort. Consequently, $6,978,457 of impairment of assets under construction was recorded for the year ended December 31, 2015. During 2016, $244,284 of Clifton Pier assets under construction were considered to be impaired due to the uncertainty of the project.